DERIVATIVE FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Gain from change in fair value of debt derivatives	$ 132,723	$ 647,883	$ 5,436,087	$ 650,071
Warrants
Change in fair value of derivative liabilities	30,557		40,817
Convertible Notes
Change in fair value of derivative liabilities	$ 5,786,562		$ 9,786,906
Derivative Liability
Dividend yield	0.00%		0.00%
Quoted market price	$ 0.003		$ 0.001
Expected life			0.167 to 3.08 years
Derivative Liability | Minimum
Expected life	4 months 17 days
Expected volatility	292.10%		214.20%
Weighted average risk-free interest rate	4.62%		4.01%
Derivative Liability | Maximum
Expected life	2 years 6 months 29 days
Expected volatility	489.30%		558.30%
Weighted average risk-free interest rate	5.41%		5.06%
Level 3
Derivative liability			$ 9,827,723
Change in fair value of derivative liabilities	$ 5,817,119		9,827,723
Expense from change in fair value of debt derivatives	132,723
Gain from change in fair value of debt derivatives	$ 132,723		$ 5,436,087	$ 650,071